BNY Mellon Small Cap Multi-Strategy Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.9%
Automobiles & Components — 1.4%
Modine Manufacturing Co. (a)	18,259	1,657,917
Visteon Corp. (a)	10,439	881,313
		2,539,230
Banks — 8.9%
Banc of California, Inc.	78,325	1,074,619
BankUnited, Inc.	31,610	1,074,108
Columbia Banking System, Inc.	64,420	1,506,140
First Hawaiian, Inc.	20,107	480,155
First Horizon Corp.	123,590	2,456,969
First Merchants Corp.	33,167	1,250,396
Metropolitan Bank Holding Corp. (a)	8,385	542,258
Origin Bancorp, Inc.	20,448	697,072
Seacoast Banking Corp. of Florida	59,163	1,528,180
SouthState Corp.	15,188	1,333,506
Synovus Financial Corp.	6,781	324,335
Texas Capital Bancshares, Inc. (a)	48,805	3,498,831
UMB Financial Corp.	4,071	419,802
United Community Banks, Inc.	20,222	581,180
		16,767,551
Capital Goods — 16.2%
AAON, Inc. (b)	18,390	1,770,773
Boise Cascade Co.	4,084	354,818
BWX Technologies, Inc.	9,894	1,242,686
Construction Partners, Inc., Cl. A (a)	34,574	3,619,552
Curtiss-Wright Corp.	7,839	3,450,022
Enerpac Tool Group Corp.	8,659	371,298
EnerSys	2,271	189,924
Enpro, Inc.	5,135	950,694
Esab Corp.	12,143	1,493,468
Flowserve Corp.	21,688	1,082,448
Fluor Corp. (a)	27,885	1,159,458
Gates Industrial Corp. PLC (a)	69,714	1,474,451
Gibraltar Industries, Inc. (a)	5,989	350,836
Karman Holdings, Inc. (a),(b)	59,326	2,542,712
Kratos Defense & Security Solutions, Inc. (a)	29,224	1,078,073
Matrix Service Co. (a)	43,219	528,136
MSC Industrial Direct Co., Inc., Cl. A	7,216	585,939
MYR Group, Inc. (a)	11,883	1,863,849
QXO, Inc. (b)	115,202	1,958,434
SiteOne Landscape Supply, Inc. (a)	11,876	1,387,236
The Middleby Corp. (a)	5,853	855,299
Valmont Industries, Inc.	2,822	897,509
WESCO International, Inc.	6,895	1,157,602
		30,365,217
Commercial & Professional Services — 3.3%
ACV Auctions, Inc., Cl. A (a)	59,683	977,608
Casella Waste Systems, Inc., Cl. A (a)	14,312	1,677,510
CSG Systems International, Inc.	14,773	975,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Commercial & Professional Services — 3.3% (continued)
KBR, Inc.	26,837	1,400,623
Korn Ferry	11,631	791,024
The Brink’s Company	3,697	303,376
		6,126,045
Consumer Discretionary Distribution & Retail — 3.0%
Arhaus, Inc. (a),(b)	67,284	604,210
Ollie’s Bargain Outlet Holdings, Inc. (a)	17,358	1,934,549
Warby Parker, Inc., Cl. A (a)	145,757	3,085,676
		5,624,435
Consumer Durables & Apparel — 2.4%
Cavco Industries, Inc. (a)	1,142	495,166
Figs, Inc., Cl. A (a)	135,238	588,285
Levi Strauss & Co., Cl. A	48,587	842,984
Malibu Boats, Inc., Cl. A (a)	26,042	784,906
Meritage Homes Corp.	7,146	454,557
The Lovesac Company (a)	23,186	443,780
YETI Holdings, Inc. (a)	31,405	959,737
		4,569,415
Consumer Services — 5.0%
Dutch Bros, Inc., Cl. A (a)	21,894	1,580,747
First Watch Restaurant Group, Inc. (a),(b)	42,805	660,909
Genius Sports Ltd. (a)	237,199	2,274,739
Perdoceo Education Corp.	41,858	1,424,846
Planet Fitness, Inc., Cl. A (a)	19,296	1,984,208
Six Flags Entertainment Corp.	3,804	127,662
The Cheesecake Factory, Inc. (b)	22,473	1,239,835
		9,292,946
Consumer Staples Distribution & Retail — 2.1%
BJ’s Wholesale Club Holdings, Inc. (a)	16,665	1,886,645
Casey’s General Stores, Inc. (b)	4,857	2,126,200
		4,012,845
Energy — 3.3%
Antero Resources Corp. (a)	30,948	1,159,002
Cactus, Inc., Cl. A	9,001	369,041
Centrus Energy Corp., Cl. A (a),(b)	8,655	1,098,493
CNX Resources Corp. (a),(b)	9,564	308,726
Crescent Energy Co., Cl. A	154,165	1,293,444
Liberty Energy, Inc.	24,146	279,852
PBF Energy, Inc., Cl. A	33,415	636,556
Transocean Ltd. (a),(b)	44,630	111,129
Viper Energy, Inc.	22,616	897,629
		6,153,872
Equity Real Estate Investment Trusts — 3.6%
Agree Realty Corp. (b),(c)	7,331	552,024
CareTrust REIT, Inc. (c)	13,665	393,006
Douglas Emmett, Inc. (c)	42,373	602,968
EPR Properties (c)	7,156	398,518
Healthpeak Properties, Inc. (c)	48,698	847,832
Highwoods Properties, Inc. (c)	21,943	651,707
PotlatchDeltic Corp. (c)	21,745	855,448
Ryman Hospitality Properties, Inc. (c)	9,164	889,916

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Equity Real Estate Investment Trusts — 3.6% (continued)
STAG Industrial, Inc. (c)	15,200	540,816
Terreno Realty Corp. (c)	9,841	555,229
Urban Edge Properties (c)	27,325	496,222
		6,783,686
Financial Services — 5.8%
Essent Group Ltd.	20,413	1,183,954
Euronet Worldwide, Inc. (a)	9,965	1,079,010
Federated Hermes, Inc.	18,764	791,841
HA Sustainable Infrastructure Capital, Inc. (b)	44,237	1,108,137
Marex Group PLC	19,906	859,143
PennyMac Financial Services, Inc.	9,760	936,960
PJT Partners, Inc., Cl. A	2,818	424,560
SLM Corp.	53,308	1,725,580
StepStone Group, Inc., Cl. A	13,366	773,223
Voya Financial, Inc.	17,599	1,170,685
WisdomTree, Inc. (b)	83,166	785,087
		10,838,180
Food, Beverage & Tobacco — 1.9%
Freshpet, Inc. (a)	21,290	1,706,606
J & J Snack Foods Corp.	2,437	280,669
Nomad Foods Ltd.	59,713	1,044,978
The Boston Beer Company, Inc., Cl. A (a)	2,223	510,957
		3,543,210
Health Care Equipment & Services — 8.1%
Acadia Healthcare Co., Inc. (a)	29,400	665,616
Addus HomeCare Corp. (a)	5,216	578,507
Alphatec Holdings, Inc. (a),(b)	103,053	1,280,949
AtriCure, Inc. (a)	29,908	1,033,920
Certara, Inc. (a)	56,593	642,896
Encompass Health Corp.	7,934	959,221
Envista Holdings Corp. (a)	34,736	634,627
Evolent Health, Inc., Cl. A (a)	121,240	903,238
GeneDx Holdings Corp. (a)	3,191	227,263
Globus Medical, Inc., Cl. A (a)	16,019	948,004
Guardant Health, Inc. (a)	29,704	1,206,576
Inspire Medical Systems, Inc. (a)	10,088	1,394,162
iRhythm Technologies, Inc. (a)	15,705	2,206,552
Privia Health Group, Inc. (a)	78,415	1,784,725
The Ensign Group, Inc.	4,319	636,016
		15,102,272
Household & Personal Products — 1.5%
Interparfums, Inc. (b)	12,725	1,733,399
Spectrum Brands Holdings, Inc.	5,044	291,392
The Honest Company, Inc. (a)	155,004	779,670
		2,804,461
Insurance — 2.0%
Oscar Health, Inc., Cl. A (a),(b)	36,328	501,326
Palomar Holdings, Inc. (a)	10,760	1,845,017
The Baldwin Insurance Group, Inc. (a)	38,262	1,474,235
		3,820,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Materials — 2.5%
Alamos Gold, Inc., Cl. A	66,842	1,730,539
Alcoa Corp.	24,006	642,641
Knife River Corp. (a)	13,917	1,309,590
Methanex Corp.	16,560	540,518
MP Materials Corp. (a),(b)	17,288	376,706
Tronox Holdings PLC	13,994	79,486
		4,679,480
Media & Entertainment — 2.6%
IMAX Corp. (a),(b)	26,311	732,761
John Wiley & Sons, Inc., Cl. A	32,808	1,283,449
Lionsgate Studios Corp. (a)	97,540	705,214
Magnite, Inc. (a),(b)	94,358	1,543,697
Starz Entertainment Corp. (a)	29,328	614,715
		4,879,836
Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
Alkermes PLC (a)	35,327	1,081,359
Apogee Therapeutics, Inc. (a)	5,924	217,055
Ascendis Pharma A/S, ADR (a)	4,848	789,448
Bio-Techne Corp.	38,691	1,872,644
Crinetics Pharmaceuticals, Inc. (a)	10,925	333,322
Denali Therapeutics, Inc. (a)	18,591	246,145
GRAIL, Inc. (a),(b)	12,136	466,144
Insmed, Inc. (a)	34,973	2,438,667
Madrigal Pharmaceuticals, Inc. (a)	1,292	355,636
Merus NV (a)	7,898	442,841
Mirum Pharmaceuticals, Inc. (a)	26,540	1,179,968
Natera, Inc. (a)	4,754	749,848
Repligen Corp. (a)	15,136	1,787,108
Soleno Therapeutics, Inc. (a)	23,757	1,742,576
Twist Bioscience Corp. (a)	18,925	554,503
Ultragenyx Pharmaceutical, Inc. (a)	6,526	222,080
Xenon Pharmaceuticals, Inc. (a)	12,614	363,914
		14,843,258
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	50,458	555,543
Semiconductors & Semiconductor Equipment — 2.8%
Cohu, Inc. (a)	33,036	563,924
FormFactor, Inc. (a)	28,267	843,770
Ichor Holdings Ltd. (a)	32,629	514,886
Rambus, Inc. (a)	41,630	2,225,956
Synaptics, Inc. (a)	14,226	835,920
Ultra Clean Holdings, Inc. (a)	16,128	312,399
		5,296,855
Software & Services — 6.5%
Blackbaud, Inc. (a)	10,896	678,058
Cellebrite DI Ltd. (a)	59,429	991,276
Confluent, Inc., Cl. A (a)	70,642	1,626,885
CyberArk Software Ltd. (a)	2,737	1,047,669
Dolby Laboratories, Inc., Cl. A	18,202	1,351,681
HubSpot, Inc. (a)	1,143	674,256
JFrog Ltd. (a)	6,942	298,089

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Software & Services — 6.5% (continued)
Klaviyo, Inc., Cl. A (a)	43,984	1,495,456
Life360, Inc. (a),(b)	24,073	1,529,839
Monday.com Ltd. (a)	5,653	1,681,711
Pagaya Technologies Ltd., Cl. A (a),(b)	45,437	746,984
		12,121,904
Technology Hardware & Equipment — 2.5%
Advanced Energy Industries, Inc.	3,867	443,854
Belden, Inc.	9,932	1,054,778
Calix, Inc. (a)	5,821	269,163
Corsair Gaming, Inc. (a)	66,286	582,654
Lumentum Holdings, Inc. (a),(b)	6,041	436,644
nLight, Inc. (a)	83,000	1,255,790
Viavi Solutions, Inc. (a)	63,982	582,876
		4,625,759
Transportation — 1.6%
Knight-Swift Transportation Holdings, Inc.	36,053	1,597,869
SkyWest, Inc. (a)	5,209	528,453
Sun Country Airlines Holdings, Inc. (a)	81,398	942,589
		3,068,911
Utilities — 2.7%
Chesapeake Utilities Corp.	6,737	823,194
Clearway Energy, Inc., Cl. C	19,409	597,215
ONE Gas, Inc.	17,793	1,330,205
Southwest Gas Holdings, Inc.	11,386	817,856
TXNM Energy, Inc.	25,659	1,454,609
		5,023,079
Total Common Stocks (cost $140,085,253)		183,438,568

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $4,178,919)	4.42	4,178,919	4,178,919
Investment of Cash Collateral for Securities Loaned — 3.0%
Registered Investment Companies — 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,501,885)	4.42	5,501,885	5,501,885
Total Investments (cost $149,766,057)		103.1%	193,119,372
Liabilities, Less Cash and Receivables		(3.1%)	(5,769,937)
Net Assets		100.0%	187,349,435

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $21,931,462 and the value of the collateral was
$22,442,440, consisting of cash collateral of $5,501,885 and U.S. Government & Agency securities valued at $16,940,555.  In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS (Unaudited) (continued)
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	183,438,568	—	—	183,438,568
Investment Companies	9,680,804	—	—	9,680,804
	193,119,372	—	—	193,119,372

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $43,353,315, consisting of $49,735,846 gross unrealized appreciation and $6,382,531 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.